Fair Value Measurements (Tables) - Cik 0001821171_qell acquisition corp Member	5 Months Ended
Dec. 31, 2020
Schedule of financial assets and financial liabilities that are measured at fair value on a recurring basis

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account -	$379,578,055	$—	$—
U.S. Treasury Securities(1)
Liabilities:
Derivative warrant liabilities	$39,468,000	$—	$22,027,200
(1)	Excludes $1,437 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value.

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of October 2,	As of December 31,
	2020	2020
Exercise price	11.50	11.50
Stock Price	9.66	12.29
Option term (in years)	5.50	5.50
Volatility	22.20%	25%
Risk-free interest rate	0.33%	0.43%

Schedule of change in the fair value of the warrant liabilities

Derivative warrant liabilities as of October 2, 2021	$27,791,100
Change in fair value of derivative warrant liabilities	33,704,100
Derivative warrant liabilities as of December 31, 2020	$61,495,200